PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 28, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

	December 28, 2013	December 29, 2012
	(In thousands)
Furniture and fixtures	$1,703	$1,620
Software and computer equipment	5,289	4,974
Leasehold improvements	1,537	1,410
	8,529	8,004
Less: Accumulated depreciation and amortization	7,327	6,649
	$1,202	$1,355